Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due From/To Related Parties
	As of December 31,
Name of related parties	2023	2024
	USD’000	USD’000
Mr. CHUN SUN WONG	284	586
Mr. ZHUO WANG	838	836
	1,122	1,422